STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Remaining Contractual Life , Beginning Balance	6 years 2 months 15 days	7 years 5 months 12 days	3 years 9 months 18 days	3 years 11 months 19 days
Weighted Average Remaining Contractual Life, Warrants Granted	1 year 6 months 29 days	2 years 11 months 8 days	3 years 1 month 24 days	4 years 4 months 28 days
Weighted Average Remaining Contractual Life, Ending Balance	5 years 5 months 15 days	7 years 2 months 15 days	3 years 14 days	3 years 9 months 18 days
Weighted Average Exercise Price Per Share, Beginning Balance	$ 3.3900	$ 1.4997	$ 2.8239	$ 1.0776
Weighted Average Exercise Price Per Share, Warrants Granted	8.2893	9.8562	7.3500	2.7273
Weighted Average Exercise Price Per Share, Warrants Exercised			1.5000	0.4353
Weighted Average Exercise Price Per Share, Warrants Expired/forfeited			6.0000
Weighted Average Exercise Price Per Share, Ending Balance	$ 3.7042	$ 2.5938	$ 6.7800	$ 2.8239
Aggregate Intrinsic Value, Beginning Balance	$ 5,804,517	$ 6,302,277	$ 1,173,737	$ 1,276,870
Aggregate Intrinsic Value, Warrants Granted	0	257,540	1,152,852	898,000
Aggregate Intrinsic Value, Ending Balance	$ 0	$ 9,132,060	$ 1,784,838	$ 1,173,737
Warrants Exercised			$ 1.50
Warrants Expired/forfeited			$ 6.00
Outstanding at ending of periods	1,123,356	986,576	1,053,356
Outstanding At Beginning Of Period	1,053,356
Warrants [Member]
Weighted Average Remaining Contractual Life , Beginning Balance	3 years 14 days	3 years 9 months 18 days
Weighted Average Remaining Contractual Life, Warrants Granted	4 years 11 months 1 day	1 year 9 months 14 days
Weighted Average Remaining Contractual Life, Ending Balance	4 years 8 months 26 days	2 years 6 months 7 days
Aggregate Intrinsic Value, Beginning Balance	$ 1,784,838	$ 1,173,737
Aggregate Intrinsic Value, Warrants Granted	0	952,375
Aggregate Intrinsic Value, Ending Balance	$ 0	$ 2,099,093
Warrants Exercised		$ 1.50
Outstanding at beginning of period	836,464	194,772	194,772
Warrants Granted	5,372,803	334,167
Warrants Exercised		(58,979)
Outstanding at ending of periods	6,209,267	469,960	836,464	194,772
Weighted Average Exercise Price Per Share, Beginning balance	$ 6.78	$ 2.82
Weighted Average Exercise Price Per Share, Warrants granted	4.31	9.00
Weighted Average Exercise Price Per Share, Ending balance	$ 4.64	7.38
Weighted Average Exercise Price Per Share, Warrants Expired		$ 0
Outstanding At Beginning Of Period	836,464	194,772	194,772	199,471
Warrants Expired/forfeited			(40,000)
Warrants [Member] | Minimum [Member]
Weighted Average Exercise Price Per Share, Ending balance			$ 1.50	$ 1.50
Weighted Average Exercise Price Per Share, Beginning balance	$ 1.50	$ 1.50
Weighted Average Exercise Price Per Share, Warrants granted	4.25	0.00
Weighted Average Exercise Price Per Share, Ending balance	1.50	1.50
Warrants Granted			6.00	1.50
Warrants [Member] | Maximum [Member]
Warrants Exercised				0.45897
Weighted Average Exercise Price Per Share, Ending balance			9.00	6.00
Weighted Average Exercise Price Per Share, Beginning balance	1.50	6.00
Weighted Average Exercise Price Per Share, Warrants granted	6.00	0.00
Warrants Granted			$ 9.00	$ 6.00
Weighted Average Exercise Price Per Share, Ending balance	$ 9.00	$ 9.00